OTHER LIABILITIES	12 Months Ended
Dec. 31, 2019
OTHER LIABILITIES
Disclosure accounts payable and other liabilities

NOTE 24 – OTHER LIABILITIES

Accounts payable and other liabilities of December 31, 2019 and 2018 comprise the following:

Items	December 31, 2019		December 31, 2018
Suppliers and services payable	Ps.	1,877,694	Ps.	1,846,831
Income received for third parties (1)		1,338,265		453,450
Cashier checks		789,680		690,195
Dividends payable		631,111		535,311
Transactions ACH and ATH		585,526		605,657
Contract liability related to concessions		539,584		535,960
Non-financial liabilities		507,513		478,833
Withholdings taxes and labor contributions		471,201		427,782
Commissions and fees		290,160		430,279
Collection service		282,184		314,785
Collection on behalf of third parties (2)		250,769		1,514,309
Cash Surplus		235,840		167,309
Affiliate establishments		169,807		335,078
Customer loyalty programs (3)		150,846		154,979
Tax levies		86,568		71,691
Checks drawn and not paid		46,220		48,864
Anticipated income		39,427		34,605
Canceled accounts		28,524		26,987
Contributions and affiliations		27,004		28,785
Insurance payables		26,767		48,505
Financial transactions tax		22,280		45,905
Promissory buyers		8,601		18,371
Leases		5,778		7,347
Compensation to customers		2,102		3,191
Deferred credits		1,075		938
Other liabilities		314,856		182,006
Total	Ps.	8,729,382	Ps.	9,007,953
(1)

The increase presented is due to advance payments made by the Agencia Nacional de Infraestructura (ANI) for Ps. 857,990, which correspond to the resources of the autonomous patrimony of future validities, collections of tolls and financial returns.

(2)

The decrease shown as of December 31, 2019 is due to the fact that most of the withholding tax collections were transferred to the tax authority in the same year, an event that had not taken place in 2018.

(3)	The amount of customer loyalty points not exchanged has a validity of two years after being granted, which in redemption or expiration will be recognized as income.

Other		December 31, 2019		December 31, 2018
Liabilities to be canceled within twelve months		5,946,523		6,970,611
Liabilities to be canceled after twelve months		2,782,859		2,037,342
Total	Ps.	8,729,382	Ps.	9,007,953